Average Annual Total Returns{- Fidelity Pennsylvania Municipal Money Market Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-10 - Fidelity Pennsylvania Municipal Money Market Fund - Fidelity Pennsylvania Municipal Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.37%	0.58%	0.29%